U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

               Read Instructions at end of Form before preparing Form.
                                Please print or type.


      1.  Name and address of issuer: Seneca Funds
                                      909 Montgomery Street
                                      San Francisco, CA  94133



      2. Name of each series or class of funds for which this notice is filed:

          Seneca Growth Fund (Institutional Class and Administrative Class) Seneca Mid-Cap "EDGE"(SM) Fund (Institutional Class and Administrative
              Class)
          Seneca Bond Fund (Institutional Class and Administrative Class)
          Seneca Real Estate Securities Fund (Institutional Class and
              Administrative Class)



      3.  Investment Company Act File Number: 811-7455


          Securities Act File Number:         33-65137

      4.  Last day of fiscal year for which this notice is filed:

                                 September 30, 1996


      5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        [  ]


      6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


      7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0






      8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0



      9. Number and aggregate sales price of securities sold during the fiscal year:

          2,149,672       25,545,314


      10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          2,139,672       25,445,314

      11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



      12. Calculation of registration fee:

          (i)     Aggregate sale price of securities sold
                  during the fiscal year in reliance on    $         25,445,314
                  rule 24f-2 (from Item 10):                ___________________

          (ii)    Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable)      +___________________

          (iii)   Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if   -            801,230
                  applicable):                              ___________________

          (iv)    Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):              +___________________

          (v)     Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line    $         24,644,084
                  (iv)] (if applicable):                    ___________________

          (vi)    Multiplier prescribed by Section 6(b)
                  of the Securities Act of 1933 or other
                  applicable law or regulation (see        x             1/3300
                  Instruction C.6):                         ___________________

          (vii)   Fee due [line (i) or line (v)            $           7,467.90
                  multiplied by line (vi)]:                 ===================








      Instructions:   Issuers should complete lines (ii), (iii), (iv), and (v)
                      only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

      13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
          the Informal and Other Procedures 917 CFR 202.3a).               [ ]


          Date of mailing or wire transfer of file fees to the Commission's lockbox depository:

                                     SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*   /s/ Ronald K. Jacks
                                  __________________________________

                                  Ronald K. Jacks/Secretary

      Date:                       November 25, 1996

               *Please print the name and title of the signing officer
                                below the signature.
































